CONDENSED CONSOLIDATED BALANCE SHEET - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 07, 2021
Current assets
Cash	$ 7,480		$ 453,151
Prepaid expense	0		21,215
Prepaid insurance	0		61,846
Total Current Assets	7,480		536,212
Investments held in Trust Account	118,663,377		117,320,973
Total assets	118,670,857		117,857,185
Current Liabilities
Accrued expense	1,065,929		125,972
Franchise tax payable	100,000		164,008
Total Current Liabilities	1,165,929		289,980
Warrant liabilities	493,946		4,851,668
Deferred underwriter fee payable	4,025,000		4,025,000
Extension loan	1,150,000
Total liabilities	6,834,875		9,166,648
Commitments and Contingencies
Class A Common Stock subject to possible redemption; 11,500,000 shares at redemption value of $10.30 and $10.20 as of June 30, 2022 and December 31, 2021, respectively	118,450,000		117,300,000
Stockholders' Deficit
Preferred shares, $0.0001 par value; 1,000,000 share authorized; none issued and outstanding
Additional paid-in capital	0		0
Accumulated deficit	(6,614,365)		(8,609,810)
Total Stockholders' Deficit		$ (6,413,955)	(8,609,463)	$ (9,437,946)	$ 24,155	$ 0
Total Liabilities and Stockholders' Deficit	118,670,857		117,857,185
Class A common stock
Stockholders' Deficit
Preferred shares, $0.0001 par value; 1,000,000 share authorized; none issued and outstanding
Common stock	59		59
Class B common stock
Stockholders' Deficit
Common stock	$ 288		$ 288